Intangible Assets (Details) - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 6,923,295	$ 7,136,755
Accumulated amortization	(1,219,575)	(536,470)
Net intangible assets/ Total	5,703,720	6,600,285
IP rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,517,300	6,782,000
Other intangible assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,405,995	$ 354,755